Financial risk management - Interest rate risk (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Financial instruments by type of interest rate
Increase - Impact on fair value	€ (2)	€ 140
Increase - Impact on profit	3	1
Increase - Impact on OCI	(1)	2
Decrease - Impact on fair value	4	(163)
Decrease - Impact on profit	(2)	(1)
Decrease - Impact on OCI	€ (1)	€ (3)
Interest rate, measurement input
Financial instruments by type of interest rate
Interest rates - increase in basis points	1	1
Interest rates - decrease in basis points	1	1
Fixed rate
Financial instruments by type of interest rate
Non-current interest-bearing financial investments	€ 697
Current interest-bearing financial investments	912	€ 182
Cash and cash equivalents	346	499
Interest-bearing liabilities	(3,658)	(3,871)
Financial assets and liabilities before derivatives	(1,703)	(3,190)
Interest rate derivatives	3,216	838
Net assets	1,513	(2,352)
Floating rate
Financial instruments by type of interest rate
Current interest-bearing financial investments	2,168	2,395
Cash and cash equivalents	5,121	6,192
Interest-bearing liabilities	(819)	(782)
Financial assets and liabilities before derivatives	6,470	7,805
Interest rate derivatives	(3,216)	(838)
Net assets	€ 3,254	€ 6,967